MINERAL RIGHTS AND PROPERTIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended							12 Months Ended
	Nov. 30, 2019 USD ($)	Nov. 30, 2019 CNY (¥)	Jul. 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 30, 2019 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Mine right fees | $	$ 796					$ 3,839
Proportion of ownership interest held								28.80%	29.60%
RMB [Member]
Disclosure of detailed information about intangible assets [line items]
Mine right fees | ¥		¥ 5,500					¥ 25,700
XHP Project [Member]
Disclosure of detailed information about intangible assets [line items]
Proportion of ownership interest held				100.00%	100.00%
Equity method investment | $			$ 7,330	$ 7,300
Payment received | $				6,146
Forgave amount owned | $			$ (1,112)	$ 1,100
XHP Project [Member] | RMB [Member]
Disclosure of detailed information about intangible assets [line items]
Equity method investment | ¥					¥ 50,000
Payment received | ¥					42,500
Forgave amount owned | ¥					¥ 7,500